Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	47
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$17,312,161.40	0.6348427	$6,307,572.11	0.2313008	$11,004,589.29
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$91,512,161.40	0.0608799	$80,507,572.11	0.0535589	$11,004,589.29

Weighted Avg. Coupon (WAC)	3.75%		3.78%
Weighted Avg. Remaining Maturity (WARM)	15.27		14.47
Pool Receivables Balance	$115,470,186.84		$104,291,707.87
Remaining Number of Receivables	23,963		23,207

Adjusted Pool Balance	$114,230,137.39		$103,225,548.10

III. COLLECTIONS

Principal:
Principal Collections	$11,005,210.74
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$199,004.18
Total Principal Collections	$11,204,214.92

Interest:
Interest Collections	$355,810.06
Late Fees & Other Charges	$38,311.20
Interest on Repurchase Principal	$-
Total Interest Collections	$394,121.26

Collection Account Interest	$5,056.23
Reserve Account Interest	$1,771.89
Servicer Advances	$-

Total Collections	$11,605,164.30

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Hyundai Auto Receivables Trust 2013-B

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	47
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$11,605,164.30
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,605,164.30

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$96,225.16	$-	$96,225.16	$96,225.16
	Collection Account Interest					$5,056.23
	Late Fees & Other Charges					$38,311.20
Total due to Servicer						$139,592.59

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

Total Class A interest:			$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$20,918.86		$20,918.86	$20,918.86

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

	Available Funds Remaining:					$11,317,543.93

9.	Regular Principal Distribution Amount:					$11,004,589.29

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$-		$-
	Class B Notes Total:		$11,004,589.29		$11,004,589.29
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$11,004,589.29		$11,004,589.29

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					312,954.64

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,240,049.45
Beginning Period Amount	$1,240,049.45
Current Period Amortization	$173,889.68
Ending Period Required Amount	$1,066,159.77
Ending Period Amount	$1,066,159.77
Next Distribution Date Required Amount	$907,566.23

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Hyundai Auto Receivables Trust 2013-B

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	47
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	19.89%	22.01%	22.01%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.70%	22,673	96.47%	$100,614,737.77
30 - 60 Days	1.83%	425	2.77%	$2,892,246.74
61 - 90 Days	0.40%	93	0.63%	$657,567.94
91-120 Days	0.06%	15	0.11%	$119,305.09
121 + Days	0.00%	1	0.01%	$7,850.33
Total		23,207		$104,291,707.87

Delinquent Receivables 30+ Days Past Due
Current Period	2.30%	534	3.53%	$3,676,970.10
1st Preceding Collection Period	2.19%	525	3.24%	$3,739,449.85
2nd Preceding Collection Period	1.95%	482	2.88%	$3,667,967.22
3rd Preceding Collection Period	2.01%	515	2.88%	$4,042,882.44
Four-Month Average	2.11%		3.13%

Repossession in Current Period		20		$167,311.14
Repossession Inventory		53		$141,192.83

Current Charge-Offs
Gross Principal of Charge-Offs				$173,268.23
Recoveries				$(199,004.18)
Net Loss				$(25,735.95)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.27%

Average Pool Balance for Current Period				$109,880,947.36

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.28%
1st Preceding Collection Period				-1.19%
2nd Preceding Collection Period				-0.76%
3rd Preceding Collection Period				1.00%
Four-Month Average				-0.31%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	19	2,574	$37,761,209.31
Recoveries	27	2,395	$(23,574,901.96)
Net Loss			$14,186,307.35
Cumulative Net Loss as a % of Initial Pool Balance			0.92%

Net Loss for Receivables that have experienced a Net Loss *	10	2,153	$14,332,662.20
Average Net Loss for Receivables that have experienced a Net Loss			$6,657.07

Principal Balance of Extensions			$406,539.88
Number of Extensions			55

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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